Overview and basis of presentation (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 23, 2022 USD ($) shares	Jul. 31, 2021 shares	Dec. 31, 2023 USD ($) market shares		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure of classes of share capital [line items]
Number of markets | market			27
Proceeds from issuance of share capital and other contributed capital | $	$ 1,417,973		$ 0	[1]	$ 1,417,973	[1]	$ 582,388
Acquisition related costs | $	$ 97,953
Net loss | $			(1,181,875)	[1]	(479,017)	[1],[2]	(969,808)	[2]
Cash flows from (used in) operating and investing activities | $			$ (2,311,460)		(1,789,995)		$ (450,987)
Class A Shares
Disclosure of classes of share capital [line items]
Issuance of Volvo Cars preference shares (in shares)			58,882,610
Class A Shares
Disclosure of classes of share capital [line items]
Shares issued to convertible note holders (in shares)	4,306,466	4,306,466,000
Class B Shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital and other contributed capital | $					$ 550,000
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Shares issued to convertible note holders (in shares)	4,306,466
Number of shares issued (in shares)	294,877,349
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,642,233,575
Polestar Automotive Holding Limited ("Former Parent") | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture			88.30%		89.20%		94.10%
External Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture			11.70%		10.80%		5.90%
Gores Guggenheim, Inc.
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital and other contributed capital | $	$ 638,197
Acquisition related costs | $	$ 59,050
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Stock per unit outstanding (in shares)	1
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Class A Common Stock Exchanged For Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	63,734,797
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Class F Common Stock Exchanged For Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	18,459,165
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Public Warrants Exchanged For Class C-1 Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	15,999,965
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Private Warrants Exchanged For Class C-2 Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	9,000,000
Third-Party Investors | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	25,423,445
Volvo Cars | Class A Shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital and other contributed capital | $	$ 588,826
Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Issuance of Volvo Cars preference shares (in shares)	58,882,610,000
Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,117,390
Third-Party Investors And Volvo Cars | Class A Shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital and other contributed capital | $	$ 250,000
Third-Party Investors And Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	26,540,835

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.